Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings Per Share
Reconciliation of basic and diluted earnings per common share

The following is a reconciliation of basic and diluted earnings per share from continuing operations for the years ended December 31:

In millions, except per share amounts	2017	2016	2015
Numerator for earnings per share calculation:
Income from continuing operations	$6,631	$5,320	$5,230
Income allocated to participating securities	(24)	(27)	(26)
Net income attributable to noncontrolling interest	(1)	(2)	(2)
Income from continuing operations attributable to CVS Health	$6,606	$5,291	$5,202

Denominator for earnings per share calculation:
Weighted average shares, basic	1,020	1,073	1,118
Effect of dilutive securities	4	6	8
Weighted average shares, diluted	1,024	1,079	1,126

Earnings per share from continuing operations:
Basic	$6.48	$4.93	$4.65
Diluted	$6.45	$4.91	$4.62